Retirement plans - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	$ 22,170	$ 19,663
Weighted average duration of defined benefit obligation	8 years
Unfunded | Chile
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	$ 28,100	24,800
Estimate of contributions expected to be paid to plan for 2019	7,000
Funded
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	(5,700)	(4,700)
Estimate of contributions expected to be paid to plan for 2019	1,000
Funded | Europe
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	$ (200)	$ (400)